EMPLOYEE BENEFITS AND PAYROLL ACCRUALS (Schedule of Employee Benefits and Payroll Accruals) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Employee-related Liabilities [Abstract]
Benefits for vacation and recreation pay	$ 573	$ 441
Liability for payroll, bonuses and wages	1,388	1,069
Employee benefits and payroll accruals	$ 1,961	$ 1,510